Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of segment information
For the Six Months Ended June 30, 2021
(in thousands of U.S. dollars)
(Unaudited)

Net revenues:
Cheers APP Internet Business	$69,128
Traditional Media Business	2,768
Total segment net revenues	$71,896
Total consolidated net revenues	$71,896
Operating income：
Cheers APP Internet Business	$15,555
Traditional Media Business	847
Total segment operating income	$16,402
Unallocated item*	(189)
Total consolidated operating income	$16,213

*	The unallocated item for the six months ended June 30, 2021 presents the share-based compensation for employees, which is not allocated to segments.